SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Total interest and dividend income	$ 1,789	$ 1,764	$ 1,622	$ 1,637	$ 1,581	$ 1,740	$ 1,537	$ 1,520	$ 6,812	$ 6,378	$ 5,821
Total interest expense	398	402	320	311	298	284	285	288	1,431	1,155	1,357
NET INTEREST INCOME	1,391	1,362	1,302	1,326	1,283	1,456	1,252	1,232	5,381	5,223	4,464
Provision for (recovery of) loan losses	(12)	21	28	19	18	31	18	3	56	70	(73)
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	1,403	1,341	1,274	1,307	1,265	1,425	1,234	1,229	5,325	5,153	4,537
Total noninterest income	146	131	156	139	143	132	145	138	572	558	531
OTHER OPERATING EXPENSE	947	939	944	943	909	894	988	915	3,773	3,706	3,675
INCOME BEFORE INCOME TAXES	602	533	486	503	499	663	391	452	2,124	2,005	1,393
Income taxes	210	204	193	192	177	203	125	153	799	658	473
NET INCOME	$ 392	$ 329	$ 293	$ 311	$ 322	$ 460	$ 266	$ 299	$ 1,325	$ 1,347	$ 920
Per share data:
Basic	$ 0.20	$ 0.17	$ 0.16	$ 0.16	$ 0.16	$ 0.24	$ 0.14	$ 0.15	$ 0.69	$ 0.69	$ 0.45
Diluted	$ 0.20	$ 0.17	$ 0.16	$ 0.16	$ 0.16	$ 0.24	$ 0.14	$ 0.15	$ 0.69	$ 0.69	$ 0.45
Average shares outstanding
Basic	1,909,922	1,910,222	1,910,190	1,909,262	1,919,627	1,919,135	1,949,046	1,959,381	1,910,538	1,941,872	2,057,920
Diluted	1,909,922	1,910,222	1,910,190	1,909,262	1,919,627	1,919,135	1,949,046	1,959,381	1,910,538	1,941,872	2,057,920